SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Initial recognition of right of use assets with an offset to lease obligation	$ 2,300	$ 1,769
Interest on lease liabilities	87	32
Common shares issued upon acquisition of Gold Standard, credited to share capital with an offset to the assets acquired and liabilities assumed	149,363
Replacement options issued upon acquisition of Gold Standard, credited to reserves with an offset to the assets acquired and liabilities assumed	1,647
Stock options
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	3,033	277
RSUs
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Shares issued	541	487
Deferred Stock Unit
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	324
Warrants Exercised [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	$ 5,143	2,140
Fresnillo obligation
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities		$ 37,800